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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 May 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account B
     File Nos. 333-133675, 333-133671 and 811-07534
     Rule 497(j) Certification
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Commissioners:

    On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectuses, Prospectus Supplements, and Statements of Additional Information dated May 1, 2009 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, Prospectus Supplements, and Statements of Additional Information contained in the Post-Effective
Amendment No. 10 to the Registration Statement for the Account filed with the Commission on April 22, 2009.

     Please call the undersigned at (617) 578-2710 with any questions.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ------------------------------
                                        Gina C. Sandonato
                                        Senior Counsel

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